PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,547	$ 2,198
Depreciation charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(797)	(381)
Impairment charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	(399)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,215	2,126
Buildings [Member] | Depreciation charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(720)	(325)
Buildings [Member] | Impairment charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	(356)
Computer and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	20	72
Computer and office equipment [Member] | Depreciation charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(52)	(56)
Computer and office equipment [Member] | Impairment charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	$ (43)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	312
Plant and equipment [Member] | Depreciation charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(25)
Plant and equipment [Member] | Impairment charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 0